Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Tel: 202.373.6000

Fax: 202.373.6001

www.Bingham.com

August 3, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Aspiriant Global Equity Trust (File Nos. 333-178600 and 811-22648)

Ladies and Gentlemen:

On behalf of our client, Aspiriant Global Equity Trust (the “Registrant”), we are filing, under the Securities Act of 1933 and under the Investment Company Act of 1940, Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A. The purpose of Pre-Effective Amendment No. 1 is to respond to staff comments on the Registrant’s initial filing on Form N-1A and to make other non-material changes to the Prospectus and Statement of Additional Information for the Registrant.

Please contact me at (202) 373.6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire

W. John McGuire